PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 10,956	$ 10,725
Total accumulated depreciation	5,188	4,841
Total property, plant and equipment - net	5,768	5,884
Depreciation expense	599	547	$ 545
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	455	449
Buildings
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,238	2,121
Machinery, equipment, and other
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	7,657	7,306
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 606	$ 849
Minimum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year
Minimum | Machinery, equipment, and other
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year
Maximum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	25 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	50 years
Maximum | Machinery, equipment, and other
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	25 years